Income Tax Reconciliation (unaudited)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Reconciliation
12.	Income Tax Reconciliation (unaudited)

As of December 31, 2013 and 2012, total Partners’ equity attributable to the Partnership included in the consolidated financial statements was $5,090,192 and $1,100, respectively. As of December 31, 2013 and 2012, total Partners’ equity for federal income tax purposes was $5,067,949 and $0. The primary difference was organizational and offering expenses and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net income for federal income purposes for the year ended December 31, 2013:

For the Year Ended
December 31, 2013
Net loss per consolidated financial statements	$(868,157)
Net income from non-includable U.S. entities	(28,478)
Income attributable to non-controlling interest	5,696
Organizational costs	14,500
SQN Echo LLC	(32,603)
Unearned interest income	82,024

Net income for federal income tax purposes	$(827,018)